CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 4,122,405	¥ 2,792,077	¥ 1,616,166
Cost of revenue	(3,079,679)	(2,169,636)	(1,207,694)
Gross profit	1,042,726	622,441	408,472
Operating expenses
Selling and marketing expenses	(129,901)	(110,570)	(90,118)
General and administrative expenses	(411,418)	(329,601)	(228,864)
Research and development expenses	(21,627)	(13,915)	(7,261)
Income from operations	479,780	168,355	82,229
Other income (expenses):
Interest income	53,017	19,213	5,600
Interest expenses	(968,693)	(656,186)	(412,003)
Foreign currency exchange (loss) gain, net	(6,000)	20,306	(12,299)
Government grants	9,898	3,217	3,062
Others, net	5,565	5,436	435
Loss before income taxes	(426,433)	(439,659)	(332,976)
Income tax benefits (expenses)	(15,650)	9,391	6,076
Net loss	(442,083)	(430,268)	(326,900)
Change in redemption value of redeemable preferred shares	(17,760)
Cumulative dividend on redeemable preferred shares	(40,344)
Net loss attributable to ordinary shareholders	¥ (500,187)	¥ (430,268)	¥ (326,900)
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ (0.45)	¥ (0.43)	¥ (0.42)
Weighted average number of ordinary share outstanding
Basic and diluted (in shares)	1,102,953,366	990,255,959	784,566,371